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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number: ______
      This  Amendment (Check only one.): [ ] is a restatement
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Cincinnati Financial Corporation
Address:          6200 South Gilmore Road
                  Fairfield, Ohio 45014

13F File Number:           028-10798

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name: Kenneth S. Miller
Title: Sr. Vice President
Phone: (513) 870-2633

Signature, Place and Date of Signing:

     /s/Kenneth S. Miller      Fairfield, Ohio       January 24, 2005
     --------------------      ---------------       ---------------

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

Cincinnati Insurance Company 13F File No. 28-10753
Cincinnati Casualty Company 13F File No. 28-10755
Cincinnati Indemnity Company 13F File No. 28-10756
Cincinnati Life Insurance Company 13F File No. 28-10754
CinFin Capital Management 13F File No. 28-5597

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                              0
                                                       ---------

Form 13F Information Table Entry Total:                       28
                                                       ---------

Form 13F Information Table Value Total                 2,436,478
                                                       ---------

List of Other Included Managers:      None

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
                                               COLUMN 2     COLUMN 3         COLUMN 4   COLUMN 5     SH/PRN     PUT/CALL
                  ISSUER                    TITLE OF CLASS   CUSIP          FMV (000)    SHARES
ALLTEL CORP                                 COMMON          020039103         493,542    7,821,584   SH
ARCHSTONE-SMITH TRUST                       COMMON          039583109           3,163       75,500   SH
BB & T CORP                                 COMMON          054937107           9,430      225,000   SH
CINERGY CORP                                COMMON          172474108           4,246      100,000   SH
EXXON MOBIL CORPORATION                     COMMON          30231G102          90,662    1,614,066   SH
FIFTH THIRD BANCORP                         COMMON          316773100       1,025,366   27,183,604   SH
FIRST FINANCIAL BANCORP                     COMMON          320209109          43,198    2,465,644   SH
FIRST MERIT CORPORATION                     COMMON          337915102         136,028    5,250,000   SH
FORTUNE BRANDS INC                          COMMON          349631101          17,555      225,000   SH
HILLENBRAND INDUSTRIES                      COMMON          431573104          24,705      500,000   SH
HUNTINGTON BANCSHARES INC                   COMMON          446150104           3,235      136,200   SH
JEFFERSON PILOT CORP                        COMMON          475070108           4,270       75,000   SH
JOHNSON & JOHNSON                           COMMON          478160104          30,050      500,000   SH
LINCOLN NATIONAL CORP                       COMMON          534187109           2,652       50,000   SH
MEDTRONIC INC                               COMMON          585055106          10,075      175,000   SH
MICROSOFT CORP                              COMMON          594918104          19,613      750,000   SH
NATIONAL CITY CORPORATION                   COMMON          635405103          30,213      900,000   SH
PNC FINANCIAL SERVICES GROUP                COMMON          693475105         163,911    2,651,000   SH
PEOPLES COMMUNITY BANCORP                   COMMON          71086E107           1,980      100,000   SH
PFIZER INC                                  COMMON          717081103          11,660      500,000   SH
PIEDMONT NATURAL GAS                        COMMON          720186105          60,893    2,520,400   SH
PROCTER & GAMBLE CORPORATION                COMMON          742718109          34,728      600,000   SH
SKY FINANCIAL GROUP INC                     COMMON          83080P103          95,285    3,425,068   SH
SYSCO CORP                                  COMMON          871829107          14,531      468,000   SH
U S BANCORP                                 COMMON          902973304          69,769    2,334,200   SH
WACHOVIA CORP.                              COMMON          929903102           3,156       59,700   SH
WELLS FARGO & CO                            COMMON          949746101          14,137      225,000   SH
WYETH                                       COMMON          983024100          18,428      400,000   SH
                                                                            2,436,478   61,329,966

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
                                             COLUMN 6       COLUMN 7        COLUMN 8
                                            INVESTMENT                                    SHARED
             ISSUER                            DIS          OTH MGRS          SOLE                    NONE
ALLTEL CORP                                 SOLE                            7,821,584       -          -
ARCHSTONE-SMITH TRUST                       SOLE                               75,500       -          -
BB & T CORP                                 SOLE                              225,000       -          -
CINERGY CORP                                SOLE                              100,000       -          -
EXXON MOBIL CORPORATION                     SOLE                            1,614,066       -          -
FIFTH THIRD BANCORP                         SOLE                           27,183,604       -          -
FIRST FINANCIAL BANCORP                     SOLE                            2,465,644       -          -
FIRST MERIT CORPORATION                     SOLE                            5,250,000       -          -
FORTUNE BRANDS INC                          SOLE                              225,000       -          -
HILLENBRAND INDUSTRIES                      SOLE                              500,000       -          -
HUNTINGTON BANCSHARES INC                   SOLE                              136,200       -          -
JEFFERSON PILOT CORP                        SOLE                               75,000       -          -
JOHNSON & JOHNSON                           SOLE                              500,000       -          -
LINCOLN NATIONAL CORP                       SOLE                               50,000       -          -
MEDTRONIC INC                               SOLE                              175,000       -          -
MICROSOFT CORP                              SOLE                              750,000       -          -
NATIONAL CITY CORPORATION                   SOLE                              900,000       -          -
PNC FINANCIAL SERVICES GROUP                SOLE                            2,651,000       -          -
PEOPLES COMMUNITY BANCORP                   SOLE                              100,000       -          -
PFIZER INC                                  SOLE                              500,000       -          -
PIEDMONT NATURAL GAS                        SOLE                            2,520,400       -          -
PROCTER & GAMBLE CORPORATION                SOLE                              600,000       -          -
SKY FINANCIAL GROUP INC                     SOLE                            3,425,068       -          -
SYSCO CORP                                  SOLE                              468,000       -          -
U S BANCORP                                 SOLE                            2,334,200       -          -
WACHOVIA CORP.                              SOLE                               59,700       -          -
WELLS FARGO & CO                            SOLE                              225,000       -          -
WYETH                                       SOLE                              400,000       -          -
                                                                           61,329,966

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